LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.30%
Australia–0.00%
Pro Medicus Ltd.	489	$33,061
		33,061
Canada–1.39%
Constellation Software, Inc.	301	822,192
†Descartes Systems Group, Inc.	3,662	335,183
GFL Environmental, Inc.	318,000	10,971,000
†Lumine Group, Inc.	2,489	65,801
†Shopify, Inc. Class A	23,098	1,781,950
		13,976,126
China–0.15%
Tencent Holdings Ltd.	40,012	1,553,060
		1,553,060
Denmark–0.49%
†Ascendis Pharma AS ADR	900	136,053
Novo Nordisk AS ADR	427	54,827
†Orsted AS	84,854	4,741,541
		4,932,421
France–3.42%
Airbus SE	8,397	1,546,570
BNP Paribas SA	29,093	2,067,147
Capgemini SE	5,435	1,250,695
Cie de Saint-Gobain SA	107,237	8,321,771
Danone SA	23,498	1,518,260
Kering SA	14,443	5,708,403
Sanofi SA	76,896	7,545,973
Veolia Environnement SA	199,766	6,493,543
		34,452,362
Germany–3.83%
Continental AG	11,992	865,523
†Covestro AG	27,338	1,494,736
Deutsche Telekom AG	537,450	13,046,127
Fresenius Medical Care AG	118,854	4,571,244
Fresenius SE & Co. KGaA	51,017	1,375,992
Infineon Technologies AG	170,383	5,793,014
SAP SE	50,431	9,818,374
Siemens AG	8,521	1,626,772
		38,591,782
Hong Kong–0.09%
Prudential PLC	99,016	928,550
		928,550
India–0.56%
Reliance Industries Ltd. GDR	79,613	5,684,368
		5,684,368
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland–4.15%
Accenture PLC Class A	22,320	$7,736,335
†AerCap Holdings NV	21,642	1,880,906
CRH PLC	142,590	12,288,347
Medtronic PLC	165,144	14,392,300
Smurfit Kappa Group PLC	121,507	5,541,082
		41,838,970
Israel–0.00%
†Mobileye Global, Inc. Class A	402	12,924
		12,924
Japan–4.71%
Advantest Corp.	200	8,845
Denso Corp.	91,414	1,742,168
Hitachi Ltd.	101,900	9,259,047
Honda Motor Co. Ltd.	840,900	10,351,547
Keyence Corp.	924	427,818
Mitsubishi Electric Corp.	100,692	1,677,202
Nintendo Co. Ltd.	1,602	87,402
Renesas Electronics Corp.	71,923	1,275,210
Seven & i Holdings Co. Ltd.	137,892	2,003,979
Sony Group Corp.	65,100	5,560,464
Sumitomo Mitsui Financial Group, Inc.	184,600	10,770,163
Takeda Pharmaceutical Co. Ltd.	154,300	4,284,073
		47,447,918
Netherlands–1.68%
†Argenx SE	822	324,663
ASM International NV	1,162	709,426
ASML Holding NV	3,582	3,476,223
NN Group NV	42,031	1,941,679
NXP Semiconductors NV	26,087	6,463,576
SBM Offshore NV	252,305	4,025,826
		16,941,393
Republic of Korea–1.63%
Samsung Electronics Co. Ltd.	182,231	10,937,244
Shinhan Financial Group Co. Ltd.	155,245	5,442,945
		16,380,189
Singapore–0.17%
DBS Group Holdings Ltd.	65,493	1,747,612
		1,747,612
Switzerland–0.50%
Cie Financiere Richemont SA Class A	10,161	1,549,190
Novartis AG ADR	18,642	1,803,241
Roche Holding AG	6,448	1,642,297
		4,994,728
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–0.99%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	73,700	$10,026,885
		10,026,885
United Kingdom–8.78%
†ARM Holdings PLC ADR	426	53,246
AstraZeneca PLC	53,212	7,171,506
AstraZeneca PLC ADR	5,971	404,535
Barratt Developments PLC	953,151	5,721,560
BP PLC	304,477	1,904,953
BP PLC ADR	466,519	17,578,436
British American Tobacco PLC	52,198	1,585,114
†Capri Holdings Ltd.	15,396	697,439
CNH Industrial NV	366,970	4,755,931
Ferguson PLC	6,331	1,382,880
GSK PLC	85,471	1,843,190
Haleon PLC	425,703	1,789,749
HSBC Holdings PLC (London Shares)	548,682	4,286,692
Lloyds Banking Group PLC	13,402,738	8,755,858
nVent Electric PLC	47,900	3,611,660
Reckitt Benckiser Group PLC	25,868	1,473,136
Rio Tinto PLC	22,137	1,401,760
Shell PLC	487,476	16,150,778
TechnipFMC PLC	5,847	146,818
Unilever PLC	154,420	7,748,296
		88,463,537
United States–59.62%
Abbott Laboratories	44,870	5,099,924
AbbVie, Inc.	25,259	4,599,664
†Adobe, Inc.	689	347,669
†Advanced Micro Devices, Inc.	7,402	1,335,987
Air Products & Chemicals, Inc.	22,158	5,368,219
†Airbnb, Inc. Class A	560	92,378
Albemarle Corp.	40,830	5,378,944
†Alphabet, Inc. Class A	104,546	15,779,128
†Amazon.com, Inc.	46,209	8,335,179
American Express Co.	41,831	9,524,500
Amphenol Corp. Class A	2,369	273,264
Analog Devices, Inc.	41,507	8,209,670
Apple, Inc.	15,685	2,689,664
†AppLovin Corp. Class A	188	13,013
†Arista Networks, Inc.	695	201,536
†Aspen Technology, Inc.	112	23,887
†Atlassian Corp. Class A	1,375	268,276
†Axon Enterprise, Inc.	4,154	1,299,704
Baker Hughes Co.	4,616	154,636
Bank of America Corp.	184,520	6,996,998
Baxter International, Inc.	120,576	5,153,418
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Becton Dickinson & Co.	24,651	$6,099,890
BlackRock, Inc.	1,887	1,573,192
Booking Holdings, Inc.	162	587,717
†Boston Scientific Corp.	531	36,368
Broadcom, Inc.	578	766,087
†Cadence Design Systems, Inc.	10,647	3,314,198
Capital One Financial Corp.	11,730	1,746,480
Carlisle Cos., Inc.	11,144	4,366,776
†CBRE Group, Inc. Class A	17,226	1,675,056
Charles Schwab Corp.	20,930	1,514,076
†Charter Communications, Inc. Class A	6,149	1,787,084
Chevron Corp.	21,410	3,377,213
Cintas Corp.	8,230	5,654,257
Colgate-Palmolive Co.	139,062	12,522,533
Comcast Corp. Class A	208,093	9,020,832
†Crowdstrike Holdings, Inc. Class A	201	64,439
Crown Holdings, Inc.	93,371	7,400,585
CVS Health Corp.	27,717	2,210,708
Danaher Corp.	19,422	4,850,062
†Datadog, Inc. Class A	3,661	452,500
Delta Air Lines, Inc.	136,916	6,554,169
†Dexcom, Inc.	1,345	186,552
Donaldson Co., Inc.	24,151	1,803,597
†DoorDash, Inc. Class A	2,570	353,940
Dover Corp.	22,324	3,955,590
DR Horton, Inc.	8,778	1,444,420
†Duolingo, Inc.	908	200,287
Ecolab, Inc.	17,855	4,122,719
Elevance Health, Inc.	3,473	1,800,889
Eli Lilly & Co.	2,786	2,167,397
Entegris, Inc.	2,745	385,782
EOG Resources, Inc.	20,223	2,585,308
Erie Indemnity Co. Class A	6,700	2,690,519
Everest Group Ltd.	5,154	2,048,715
Exxon Mobil Corp.	20,986	2,439,413
†Fair Isaac Corp.	228	284,911
Fastenal Co.	1,669	128,747
Fidelity National Information Services, Inc.	129,252	9,587,913
†Fiserv, Inc.	9,565	1,528,678
Freeport-McMoRan, Inc.	169,990	7,992,930
†Gartner, Inc.	456	217,362
General Dynamics Corp.	15,502	4,379,160
General Motors Co.	43,424	1,969,278
†Gitlab, Inc. Class A	399	23,270
Global Payments, Inc.	15,763	2,106,883
HCA Healthcare, Inc.	37,624	12,548,733
†HealthEquity, Inc.	1,964	160,321
Hess Corp.	3,338	509,512
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Honeywell International, Inc.	29,427	$6,039,892
†HubSpot, Inc.	2,773	1,737,451
Humana, Inc.	5,023	1,741,575
Hyatt Hotels Corp. Class A	51,409	8,205,905
†ICON PLC	27,200	9,137,840
†IDEXX Laboratories, Inc.	3,010	1,625,189
†Inspire Medical Systems, Inc.	247	53,053
Intel Corp.	2,428	107,245
Intercontinental Exchange, Inc.	35,957	4,941,571
Intuit, Inc.	4,615	2,999,750
†Intuitive Surgical, Inc.	4,614	1,841,401
JB Hunt Transport Services, Inc.	11,639	2,319,071
Johnson & Johnson	28,082	4,442,292
Johnson Controls International PLC	95,488	6,237,276
JPMorgan Chase & Co.	32,852	6,580,256
Kenvue, Inc.	434,223	9,318,426
KLA Corp.	2,541	1,775,066
†Klaviyo, Inc. Class A	2,237	56,999
Kraft Heinz Co.	49,589	1,829,834
†Krystal Biotech, Inc.	256	45,550
Lam Research Corp.	2,445	2,375,489
†Lattice Semiconductor Corp.	4,681	366,195
Linde PLC	24,150	11,213,328
Lowe's Cos., Inc.	23,897	6,087,283
†Manhattan Associates, Inc.	1,383	346,068
Mastercard, Inc. Class A	7,843	3,776,954
McCormick & Co., Inc.	41,759	3,207,509
McDonald's Corp.	19,823	5,589,095
Merck & Co., Inc.	13,217	1,743,983
Meta Platforms, Inc. Class A	9,234	4,483,846
Micron Technology, Inc.	43,814	5,165,232
Microsoft Corp.	85,196	35,843,661
†Monday.com Ltd.	2,315	522,889
Mondelez International, Inc. Class A	57,762	4,043,340
†MongoDB, Inc.	3,916	1,404,434
Monolithic Power Systems, Inc.	2,436	1,650,195
Moody's Corp.	466	183,152
MSCI, Inc.	1,154	646,759
Nasdaq, Inc.	73,907	4,663,532
†Natera, Inc.	1,796	164,262
NIKE, Inc. Class B	39,543	3,716,251
Norfolk Southern Corp.	13,367	3,406,847
NVIDIA Corp.	14,808	13,379,916
†Oceaneering International, Inc.	4,520	105,768
†Palo Alto Networks, Inc.	4,638	1,317,795
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
PepsiCo, Inc.	31,539	$5,519,640
PNC Financial Services Group, Inc.	55,801	9,017,442
†PROCEPT BioRobotics Corp.	462	22,832
†Procore Technologies, Inc.	3,280	269,518
Procter & Gamble Co.	31,354	5,087,186
Quanta Services, Inc.	3,467	900,727
†Rocket Pharmaceuticals, Inc.	407	10,965
Roper Technologies, Inc.	23,475	13,165,719
Ross Stores, Inc.	33,356	4,895,327
RTX Corp.	55,199	5,383,558
Salesforce, Inc.	4,611	1,388,741
Schlumberger NV	39,814	2,182,205
†ServiceNow, Inc.	5,318	4,054,443
Sherwin-Williams Co.	6,630	2,302,798
†Shockwave Medical, Inc.	210	68,382
†Snowflake, Inc. Class A	484	78,214
†SPS Commerce, Inc.	706	130,539
Starbucks Corp.	16,000	1,462,240
Stryker Corp.	32,955	11,793,606
†Synopsys, Inc.	5,783	3,304,984
Target Corp.	66,881	11,851,982
†Tesla, Inc.	9,246	1,625,354
Texas Instruments, Inc.	37,565	6,544,199
Thermo Fisher Scientific, Inc.	3,478	2,021,448
T-Mobile U.S., Inc.	39,428	6,435,438
Tradeweb Markets, Inc. Class A	11,551	1,203,268
†Tyler Technologies, Inc.	683	290,282
†Uber Technologies, Inc.	16,154	1,243,696
United Parcel Service, Inc. Class B	42,142	6,263,565
UnitedHealth Group, Inc.	41,310	20,436,057
†Veeva Systems, Inc. Class A	917	212,460
Veralto Corp.	3,156	279,811
Verisk Analytics, Inc.	262	61,761
Visa, Inc. Class A	52,607	14,681,562
Voya Financial, Inc.	23,745	1,755,230
Walmart, Inc.	76,272	4,589,286
Walt Disney Co.	74,582	9,125,854
Wells Fargo & Co.	141,320	8,190,907
West Pharmaceutical Services, Inc.	13,357	5,285,498
Williams Cos., Inc.	43,752	1,705,015
†Workday, Inc. Class A	4,614	1,258,469
WW Grainger, Inc.	5,715	5,813,869
Zimmer Biomet Holdings, Inc.	63,209	8,342,324
		601,038,532
LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Uruguay–0.14%
†MercadoLibre, Inc.	929	$1,404,611
		1,404,611
Total Common Stock (Cost $561,530,779)		930,449,029
ΔWARRANT–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BONDS–0.08%
United States–0.08%
Bausch Health Americas, Inc.
8.50% 1/31/27	177,000	104,025
9.25% 4/1/26	334,000	313,960
Bausch Health Cos., Inc. 9.00% 12/15/25	15,000	14,250
CoreLogic, Inc. 4.50% 5/1/28	131,000	117,463
DISH DBS Corp. 5.88% 11/15/24	306,000	293,186
Total Corporate Bonds (Cost $926,548)		842,884
ΔLOAN AGREEMENTS–0.18%
United States–0.18%
•CoreLogic, Inc. 8.94% (SOFR CME01M + 3.50%) 6/2/28	423,543	413,153
•Michaels Cos., Inc. 9.82% (SOFR CME03M + 4.25%) 4/15/28	550,008	492,257
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Neptune Bidco U.S., Inc.
10.17% (SOFR CME03M + 4.75%) 4/11/29	503,396	$460,250
10.42% (SOFR CME03M + 5.00%) 4/11/29	471,672	434,259
Total Loan Agreements (Cost $1,743,903)		1,799,919

	Number of Shares
MONEY MARKET FUND–6.35%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	63,992,285	63,992,285
Total Money Market Fund (Cost $63,992,285)		63,992,285

	Principal Amount°
SHORT-TERM INVESTMENTS–0.03%
U.S. TREASURY OBLIGATIONS–0.03%
≠U.S. Treasury Bills
0.01% 5/30/24	200,000	198,275
0.01% 6/6/24	100,000	99,044
		297,319
Total Short-Term Investments (Cost $297,373)		297,319

TOTAL INVESTMENTS–98.94% (Cost $628,490,888)	997,381,436
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.06%	10,721,792
NET ASSETS APPLICABLE TO 22,396,219 SHARES OUTSTANDING–100.00%	$1,008,103,228

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(3,878,213)	USD	4,275,342	7/11/24	$73,646	$—
BOA	EUR	7,935	USD	(8,555)	7/11/24	42	—
BOA	GBP	(369,831)	USD	468,265	7/18/24	1,202	—
BOA	JPY	(527,502,312)	USD	3,566,623	5/20/24	54,286	—
HSBC	EUR	230,000	USD	(250,862)	7/11/24	—	(1,678)
HSBC	KRW	(1,698,885,225)	USD	1,303,532	5/7/24	42,190	—
UBS	EUR	23,000	USD	(24,967)	7/11/24	—	(49)
UBS	JPY	(8,427,591)	USD	57,111	5/20/24	997	—
Total Foreign Currency Exchange Contracts						$172,363	$(1,727)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
42	British Pound	$3,314,588	$3,361,875	6/17/24	$—	$(47,287)
41	Euro	5,546,019	5,621,157	6/17/24	—	(75,138)
48	Japanese Yen	4,011,300	4,144,027	6/17/24	—	(132,727)
					—	(255,152)
Equity Contracts:
119	E-mini S&P 500 Index	31,585,575	30,790,353	6/21/24	795,222	—
30	E-mini S&P MidCap 400 Index	9,232,200	8,963,814	6/21/24	268,386	—
103	Euro STOXX 50 Index	5,606,081	5,450,626	6/21/24	155,455	—
34	FTSE 100 Index	3,427,898	3,305,427	6/21/24	122,471	—
15	Nikkei 225 Index (OSE)	4,002,180	3,939,218	6/13/24	62,962	—
					1,404,496	—
Total Futures Contracts					$1,404,496	$(255,152)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$33,061	$—	$—	$33,061
Canada	13,976,126	—	—	13,976,126
China	1,553,060	—	—	1,553,060
Denmark	190,880	4,741,541	—	4,932,421
France	34,452,362	—	—	34,452,362
Germany	38,591,782	—	—	38,591,782
Hong Kong	928,550	—	—	928,550
India	5,684,368	—	—	5,684,368
Ireland	41,838,970	—	—	41,838,970
Israel	12,924	—	—	12,924
Japan	47,447,918	—	—	47,447,918
Netherlands	16,941,393	—	—	16,941,393
Republic of Korea	16,380,189	—	—	16,380,189
Singapore	1,747,612	—	—	1,747,612
Switzerland	4,994,728	—	—	4,994,728
Taiwan	10,026,885	—	—	10,026,885
United Kingdom	88,463,537	—	—	88,463,537
United States	601,038,532	—	—	601,038,532
Uruguay	1,404,611	—	—	1,404,611
Warrant	—	—	— *	—
Corporate Bonds	—	842,884	—	842,884
Money Market Fund	63,992,285	—	—	63,992,285
Loan Agreements	—	1,799,919	—	1,799,919
U.S. Treasury Obligations	—	297,319	—	297,319
Total Investments	$989,699,773	$7,681,663	$—	$997,381,436
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$172,363	$—	$172,363
Futures Contracts	$1,404,496	$—	$—	$1,404,496
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,727)	$—	$(1,727)
Futures Contracts	$(255,152)	$—	$—	$(255,152)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7